Revenues from Continuing Operations	12 Months Ended
Dec. 31, 2021
Revenues From Continuing Operations
Revenues from Continuing Operations

4. Revenues from Continuing Operations

The following table shows the revenues from continuing operations earned from time and voyage charters contracts for the years ended December 31, 2021, 2020 and 2019:

	For the years ended December 31,
	2021	2020	2019
Time charters (operating leases)	$171,134	$137,893	$108,374
Voyage charters	$13,531	$2,972	$—
Total	$184,665	$140,865	$108,374

As of December 31, 2021, 20 of the Partnership’s vessels were employed under time charter agreements with remaining tenor ranging between 0.4 and 4.7 years. From these time charter agreements 13 include extensions in charterers’ option that range between 0.4 to 9.2 years.

As of December 31, 2021 and 2020 prepayments and other assets include bunker expenses of $168 and $80, respectively, incurred between the contract date and the date of the vessel’s arrival to the load port. As of December 31, 2021 and 2020 the Partnership had unearned revenue related to undelivered performance obligations of $3,010 which will be recognized in the Partnership’s records in the first quarter of 2022 and nil respectively.